Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 4. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2026	2025
Wages payable	$3,827	$3,858
Interest payable	325	304
Legal expenses	200	-
Accrued expenses	620	456
Total accrued expenses and other current liabilities	$4,972	$4,618

Note 9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Wages payable	$3,858	$2,525
Covenant fees	-	435
Interest payable (Note 8)	304	238
Legal expenses	-	141
Deposit liability for early exercised options	-	3
Accrued expenses	456	358
Total accrued expenses and other current liabilities	$4,618	$3,700